FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.3%
	COMMUNICATIONS — 11.2%
2,027	Alphabet, Inc. - Class A1	$582,884
1,619	Alphabet, Inc. - Class C1	464,426
3,161	AT&T, Inc.[1]	91,638
24	Booking Holdings, Inc.[1]	101,048
1,165	Comcast Corp. - Class A1	33,447
878	Meta Platforms, Inc. - Class A1	502,330
1,708	Netflix, Inc.*,1	164,224
1,241	Uber Technologies, Inc.*,1	89,265
1,880	Verizon Communications, Inc.[1]	94,376
720	Walt Disney Co.[1]	69,394
		2,193,032
	CONSUMER DISCRETIONARY — 9.2%
3,888	Amazon.com, Inc.*,1	809,754
398	Home Depot, Inc.[1]	130,898
224	Lowe's Cos., Inc.[1]	52,927
533	McDonald's Corp.[1]	165,651
1,653	NIKE, Inc. - Class B1	87,311
851	Starbucks Corp.[1]	76,241
1,095	Tesla, Inc.*,1	407,066
445	TJX Cos., Inc.	71,067
		1,800,915
	CONSUMER STAPLES — 5.3%
795	Altria Group, Inc.[1]	52,462
1,833	Coca-Cola Co.[1]	139,400
373	Colgate-Palmolive Co.[1]	31,791
185	Costco Wholesale Corp.[1]	184,339
611	Mondelez International, Inc. - Class A1	35,218
649	PepsiCo, Inc.[1]	100,783
737	Philip Morris International, Inc.[1]	121,856
1,082	Procter & Gamble Co.[1]	156,284
1,822	Walmart, Inc.[1]	226,438
		1,048,571
	ENERGY — 4.2%
1,220	Chevron Corp.[1]	252,418
796	ConocoPhillips[1]	105,072
2,717	Exxon Mobil Corp.[1]	460,966
		818,456
	FINANCIALS — 12.7%
278	American Express Co.[1]	84,089
2,750	Bank of America Corp.[1]	134,063

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
952	Berkshire Hathaway, Inc. - Class B*,1	$456,198
75	BlackRock, Inc.[1]	72,128
866	Charles Schwab Corp.[1]	81,387
1,182	Chubb Ltd.[1]	385,249
733	Citigroup, Inc.[1]	83,130
156	Goldman Sachs Group, Inc.[1]	131,975
1,115	JPMorgan Chase & Co.[1]	327,988
426	Mastercard, Inc. - Class A1	212,855
626	Morgan Stanley[1]	103,021
486	PayPal Holdings, Inc.[1]	21,982
636	U.S. Bancorp[1]	33,078
875	Visa, Inc. - Class A1	264,460
1,285	Wells Fargo & Co.[1]	102,299
		2,493,902
	HEALTH CARE — 9.4%
1,288	Abbott Laboratories[1]	132,239
723	AbbVie, Inc.[1]	157,245
220	Amgen, Inc.[1]	77,407
832	Bristol-Myers Squibb Co.[1]	50,461
941	CVS Health Corp.[1]	67,583
257	Danaher Corp.[1]	48,727
165	Elevance Health, Inc.[1]	48,304
325	Eli Lilly & Co.[1]	298,925
507	Gilead Sciences, Inc.[1]	70,661
263	Intuitive Surgical, Inc.*,1	121,240
985	Johnson & Johnson[1]	240,773
951	Medtronic PLC[1]	82,404
1,015	Merck & Co., Inc.[1]	122,094
2,325	Pfizer, Inc.[1]	65,286
154	Thermo Fisher Scientific, Inc.[1]	75,696
671	UnitedHealth Group, Inc.[1]	181,566
		1,840,611
	INDUSTRIALS — 8.6%
401	3M Co.[1]	58,237
589	Boeing Co.*,1	117,229
352	Caterpillar, Inc.[1]	249,378
190	Deere & Co.[1]	107,027
292	Eaton Corp. PLC	104,440
424	Emerson Electric Co.[1]	55,552
130	FedEx Corp.[1]	46,303
794	General Electric Co. DBA GE Aerospace[1]	225,313

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
478	Honeywell International, Inc.[1]	$108,042
154	Lockheed Martin Corp.[1]	93,076
1,010	RTX Corp.[1]	194,829
354	Union Pacific Corp.[1]	85,888
441	United Parcel Service, Inc. - Class B1	43,386
907	Waste Management, Inc.[1]	208,420
		1,697,120
	MATERIALS — 2.3%
923	Linde PLC[1]	457,587

	REAL ESTATE — 1.4%
1,630	American Tower Corp., REIT[1]	281,305

	TECHNOLOGY — 32.3%
339	Accenture PLC[1]	67,220
229	Adobe, Inc.*,1	55,665
660	Advanced Micro Devices, Inc.*,1	134,264
5,146	Apple, Inc.[1]	1,306,004
323	Applied Materials, Inc.[1]	110,398
1,914	Broadcom, Inc.[1]	592,402
5,577	Cisco Systems, Inc.[1]	432,720
1,818	Intel Corp.*,1	80,228
511	International Business Machines Corp.[1]	123,861
153	Intuit, Inc.[1]	66,154
509	Lam Research Corp.	108,753
455	Micron Technology, Inc.	153,717
2,589	Microsoft Corp.[1]	958,370
8,463	NVIDIA Corp.[1]	1,475,947
921	Oracle Corp.[1]	135,488
1,251	Palantir Technologies, Inc. - Class A*	182,996
434	QUALCOMM, Inc.[1]	55,891
161	S&P Global, Inc.[1]	68,480
521	Salesforce, Inc.[1]	97,255
568	ServiceNow, Inc.*,1	59,385
368	Texas Instruments, Inc.[1]	71,444
		6,336,642
	UTILITIES — 2.7%
1,014	Duke Energy Corp.[1]	132,773

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
2,715	NextEra Energy, Inc.[1]	$252,169
1,436	Southern Co.[1]	138,603
		523,545
	TOTAL COMMON STOCKS
	(Cost $18,120,575)	19,491,686

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 5.7%
	CALL OPTIONS — 2.1%
	S&P 500 Index
5	Exercise Price: $6,000.01, Notional Amount: $3,000,005, Expiration Date: October 8, 2026*	411,147
	TOTAL CALL OPTIONS
	(Cost $340,009)	411,147
	PUT OPTIONS — 3.6%
	S&P 500 Index
5	Exercise Price: $5,000.01, Notional Amount: $2,500,005, Expiration Date: October 9, 2026*	35,616
39	Exercise Price: $5,815.03, Notional Amount: $22,678,617, Expiration Date: October 9, 2026*	652,385
	S&P 500 Mini Index
11	Exercise Price: $581.50, Notional Amount: $639,650, Expiration Date: October 9, 2026*	18,479
	TOTAL PUT OPTIONS
	(Cost $1,705,167)	706,480
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $2,045,176)	1,117,627

Number of Shares
	SHORT-TERM INVESTMENTS — 1.8%
353,708	UMB Bank, Money Market Special II Deposit Investment, 3.48%[2]	353,708
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $353,708)	353,708
	TOTAL INVESTMENTS — 106.8%
	(Cost $20,519,459)	20,963,021
	Liabilities in Excess of Other Assets — (6.8)%	(1,330,889)
	TOTAL NET ASSETS — 100.0%	$19,632,132

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (5.4)%
	CALL OPTIONS — (4.9)%
	3M Co.
(1)	Exercise Price: $144.00, Notional Amount: $(14,400), Expiration Date: April 2, 2026*	$(210)
	Abbott Laboratories
(3)	Exercise Price: $105.00, Notional Amount: $(31,500), Expiration Date: April 2, 2026*	(54)
	AbbVie, Inc.
(2)	Exercise Price: $210.00, Notional Amount: $(42,000), Expiration Date: April 2, 2026*	(1,600)
	Accenture PLC
(1)	Exercise Price: $192.50, Notional Amount: $(19,250), Expiration Date: April 2, 2026*	(580)
	Adobe, Inc.
(1)	Exercise Price: $235.00, Notional Amount: $(23,500), Expiration Date: April 2, 2026*	(885)
	Advanced Micro Devices, Inc.
(2)	Exercise Price: $202.50, Notional Amount: $(40,500), Expiration Date: April 2, 2026*	(805)
	Alphabet, Inc. - Class A
(5)	Exercise Price: $275.00, Notional Amount: $(137,500), Expiration Date: April 2, 2026*	(6,450)
	Alphabet, Inc. - Class C
(4)	Exercise Price: $275.00, Notional Amount: $(110,000), Expiration Date: April 2, 2026*	(4,850)
	Altria Group, Inc.
(2)	Exercise Price: $66.00, Notional Amount: $(13,200), Expiration Date: April 2, 2026*	(100)
	Amazon.com, Inc.
(9)	Exercise Price: $200.00, Notional Amount: $(180,000), Expiration Date: April 2, 2026*	(7,627)
	American Express Co.
(1)	Exercise Price: $292.50, Notional Amount: $(29,250), Expiration Date: April 2, 2026*	(1,055)
	Amgen, Inc.
(1)	Exercise Price: $350.00, Notional Amount: $(35,000), Expiration Date: April 2, 2026*	(498)
	Apple, Inc.
(12)	Exercise Price: $247.50, Notional Amount: $(297,000), Expiration Date: April 2, 2026*	(8,220)
	Applied Materials, Inc.
(1)	Exercise Price: $335.00, Notional Amount: $(33,500), Expiration Date: April 2, 2026*	(1,017)

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	AT&T, Inc.
(7)	Exercise Price: $29.00, Notional Amount: $(20,300), Expiration Date: April 2, 2026*	$(165)
	Bank of America Corp.
(7)	Exercise Price: $47.00, Notional Amount: $(32,900), Expiration Date: April 2, 2026*	(1,284)
	Berkshire Hathaway, Inc. - Class B
(2)	Exercise Price: $470.00, Notional Amount: $(94,000), Expiration Date: April 2, 2026*	(2,035)
	Boeing Co.
(1)	Exercise Price: $190.00, Notional Amount: $(19,000), Expiration Date: April 2, 2026*	(917)
	Bristol-Myers Squibb Co.
(2)	Exercise Price: $59.00, Notional Amount: $(11,800), Expiration Date: April 2, 2026*	(323)
	Broadcom, Inc.
(5)	Exercise Price: $300.00, Notional Amount: $(150,000), Expiration Date: April 2, 2026*	(5,575)
	Caterpillar, Inc.
(1)	Exercise Price: $695.00, Notional Amount: $(69,500), Expiration Date: April 2, 2026*	(1,877)
	Charles Schwab Corp.
(2)	Exercise Price: $92.00, Notional Amount: $(18,400), Expiration Date: April 2, 2026*	(463)
	Chevron Corp.
(3)	Exercise Price: $212.50, Notional Amount: $(63,750), Expiration Date: April 2, 2026*	(161)
	Cisco Systems, Inc.
(13)	Exercise Price: $80.00, Notional Amount: $(104,000), Expiration Date: April 2, 2026*	(85)
	Citigroup, Inc.
(2)	Exercise Price: $108.00, Notional Amount: $(21,600), Expiration Date: April 2, 2026*	(1,120)
	Coca-Cola Co.
(4)	Exercise Price: $76.00, Notional Amount: $(30,400), Expiration Date: April 2, 2026*	(236)
	Colgate-Palmolive Co.
(1)	Exercise Price: $84.00, Notional Amount: $(8,400), Expiration Date: April 2, 2026*	(168)
	ConocoPhillips
(2)	Exercise Price: $134.00, Notional Amount: $(26,800), Expiration Date: April 2, 2026*	(206)

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	CVS Health Corp.
(2)	Exercise Price: $70.00, Notional Amount: $(14,000), Expiration Date: April 2, 2026*	$(452)
	Danaher Corp.
(1)	Exercise Price: $182.50, Notional Amount: $(18,250), Expiration Date: April 2, 2026*	(740)
	Eaton Corp. PLC
(1)	Exercise Price: $357.50, Notional Amount: $(35,750), Expiration Date: April 2, 2026*	(530)
	Eli Lilly & Co.
(1)	Exercise Price: $880.00, Notional Amount: $(88,000), Expiration Date: April 2, 2026*	(4,150)
	Emerson Electric Co.
(1)	Exercise Price: $126.00, Notional Amount: $(12,600), Expiration Date: April 2, 2026*	(490)
	Exxon Mobil Corp.
(6)	Exercise Price: $170.00, Notional Amount: $(102,000), Expiration Date: April 2, 2026*	(1,164)
	General Electric Co. DBA GE Aerospace
(2)	Exercise Price: $285.00, Notional Amount: $(57,000), Expiration Date: April 2, 2026*	(586)
	Gilead Sciences, Inc.
(1)	Exercise Price: $135.00, Notional Amount: $(13,500), Expiration Date: April 2, 2026*	(438)
	Home Depot, Inc.
(1)	Exercise Price: $322.50, Notional Amount: $(32,250), Expiration Date: April 2, 2026*	(730)
	Honeywell International, Inc.
(1)	Exercise Price: $222.50, Notional Amount: $(22,250), Expiration Date: April 2, 2026*	(435)
	Intel Corp.
(4)	Exercise Price: $43.00, Notional Amount: $(17,200), Expiration Date: April 2, 2026*	(642)
	International Business Machines Corp.
(1)	Exercise Price: $235.00, Notional Amount: $(23,500), Expiration Date: April 2, 2026*	(797)
	Intuitive Surgical, Inc.
(1)	Exercise Price: $455.00, Notional Amount: $(45,500), Expiration Date: April 2, 2026*	(895)
	Johnson & Johnson
(2)	Exercise Price: $240.00, Notional Amount: $(48,000), Expiration Date: April 2, 2026*	(1,025)

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	JPMorgan Chase & Co.
(3)	Exercise Price: $282.50, Notional Amount: $(84,750), Expiration Date: April 2, 2026*	$(3,622)
	Lam Research Corp.
(1)	Exercise Price: $210.00, Notional Amount: $(21,000), Expiration Date: April 2, 2026*	(747)
	Lowe's Cos., Inc.
(1)	Exercise Price: $230.00, Notional Amount: $(23,000), Expiration Date: April 2, 2026*	(687)
	Mastercard, Inc. - Class A
(1)	Exercise Price: $485.00, Notional Amount: $(48,500), Expiration Date: April 2, 2026*	(1,627)
	McDonald's Corp.
(1)	Exercise Price: $307.50, Notional Amount: $(30,750), Expiration Date: April 2, 2026*	(458)
	Medtronic PLC
(2)	Exercise Price: $87.00, Notional Amount: $(17,400), Expiration Date: April 2, 2026*	(107)
	Merck & Co., Inc.
(2)	Exercise Price: $120.00, Notional Amount: $(24,000), Expiration Date: April 2, 2026*	(282)
	Meta Platforms, Inc. - Class A
(2)	Exercise Price: $525.00, Notional Amount: $(105,000), Expiration Date: April 2, 2026*	(9,585)
	Micron Technology, Inc.
(1)	Exercise Price: $357.50, Notional Amount: $(35,750), Expiration Date: April 2, 2026*	(222)
	Microsoft Corp.
(6)	Exercise Price: $355.00, Notional Amount: $(213,000), Expiration Date: April 2, 2026*	(9,465)
	Mondelez International, Inc. - Class A
(1)	Exercise Price: $58.00, Notional Amount: $(5,800), Expiration Date: April 2, 2026*	(48)
	Morgan Stanley
(1)	Exercise Price: $157.50, Notional Amount: $(15,750), Expiration Date: April 2, 2026*	(750)
	Netflix, Inc.
(4)	Exercise Price: $93.00, Notional Amount: $(37,200), Expiration Date: April 2, 2026*	(1,370)
	NextEra Energy, Inc.
(6)	Exercise Price: $91.00, Notional Amount: $(54,600), Expiration Date: April 2, 2026*	(1,344)

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	NIKE, Inc. - Class B
(4)	Exercise Price: $51.00, Notional Amount: $(20,400), Expiration Date: April 2, 2026*	$(1,260)
	NVIDIA Corp.
(20)	Exercise Price: $167.50, Notional Amount: $(335,000), Expiration Date: April 2, 2026*	(14,600)
	Oracle Corp.
(2)	Exercise Price: $140.00, Notional Amount: $(28,000), Expiration Date: April 2, 2026*	(1,545)
	Palantir Technologies, Inc. - Class A
(3)	Exercise Price: $143.00, Notional Amount: $(42,900), Expiration Date: April 2, 2026*	(1,372)
	PayPal Holdings, Inc.
(1)	Exercise Price: $44.00, Notional Amount: $(4,400), Expiration Date: April 2, 2026*	(146)
	PepsiCo, Inc.
(2)	Exercise Price: $152.50, Notional Amount: $(30,500), Expiration Date: April 2, 2026*	(700)
	Pfizer, Inc.
(6)	Exercise Price: $27.00, Notional Amount: $(16,200), Expiration Date: April 2, 2026*	(654)
	Philip Morris International, Inc.
(2)	Exercise Price: $162.50, Notional Amount: $(32,500), Expiration Date: April 2, 2026*	(705)
	Procter & Gamble Co.
(3)	Exercise Price: $143.00, Notional Amount: $(42,900), Expiration Date: April 2, 2026*	(628)
	QUALCOMM, Inc.
(1)	Exercise Price: $127.00, Notional Amount: $(12,700), Expiration Date: April 2, 2026*	(269)
	RTX Corp.
(2)	Exercise Price: $190.00, Notional Amount: $(38,000), Expiration Date: April 2, 2026*	(880)
	S&P 500 Index
(5)	Exercise Price: $5,000.01, Notional Amount: $(2,500,005), Expiration Date: October 8, 2026*	(834,385)
	Salesforce, Inc.
(1)	Exercise Price: $180.00, Notional Amount: $(18,000), Expiration Date: April 2, 2026*	(737)
	ServiceNow, Inc.
(1)	Exercise Price: $100.00, Notional Amount: $(10,000), Expiration Date: April 2, 2026*	(515)

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Southern Co.
(3)	Exercise Price: $96.00, Notional Amount: $(28,800), Expiration Date: April 2, 2026*	$(300)
	Starbucks Corp.
(2)	Exercise Price: $87.00, Notional Amount: $(17,400), Expiration Date: April 2, 2026*	(596)
	Tesla, Inc.
(3)	Exercise Price: $360.00, Notional Amount: $(108,000), Expiration Date: April 2, 2026*	(4,095)
	Texas Instruments, Inc.
(1)	Exercise Price: $190.00, Notional Amount: $(19,000), Expiration Date: April 2, 2026*	(523)
	TJX Cos., Inc.
(1)	Exercise Price: $155.00, Notional Amount: $(15,500), Expiration Date: April 2, 2026*	(493)
	U.S. Bancorp
(2)	Exercise Price: $51.00, Notional Amount: $(10,200), Expiration Date: April 2, 2026*	(254)
	Uber Technologies, Inc.
(3)	Exercise Price: $69.00, Notional Amount: $(20,700), Expiration Date: April 2, 2026*	(990)
	Union Pacific Corp.
(1)	Exercise Price: $240.00, Notional Amount: $(24,000), Expiration Date: April 2, 2026*	(425)
	United Parcel Service, Inc. - Class B
(1)	Exercise Price: $95.00, Notional Amount: $(9,500), Expiration Date: April 2, 2026*	(345)
	UnitedHealth Group, Inc.
(2)	Exercise Price: $257.50, Notional Amount: $(51,500), Expiration Date: April 2, 2026*	(2,715)
	Verizon Communications, Inc.
(4)	Exercise Price: $50.00, Notional Amount: $(20,000), Expiration Date: April 2, 2026*	(198)
	Visa, Inc. - Class A
(2)	Exercise Price: $295.00, Notional Amount: $(59,000), Expiration Date: April 2, 2026*	(1,615)
	Walmart, Inc.
(4)	Exercise Price: $123.00, Notional Amount: $(49,200), Expiration Date: April 2, 2026*	(792)
	Walt Disney Co.
(2)	Exercise Price: $92.00, Notional Amount: $(18,400), Expiration Date: April 2, 2026*	(835)

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Wells Fargo & Co.
(3)	Exercise Price: $77.00, Notional Amount: $(23,100), Expiration Date: April 2, 2026*	$(840)
	TOTAL CALL OPTIONS
	(Proceeds $756,162)	(965,366)
	PUT OPTIONS — (0.5)%
	S&P 500 Index
(5)	Exercise Price: $6,000.01, Notional Amount: $(3,000,005), Expiration Date: October 9, 2026*	(101,746)
	TOTAL PUT OPTIONS
	(Proceeds $232,485)	(101,746)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $988,647)	$(1,067,112)

PLC — Public Limited Company
REIT — Real Estate Investment Trust

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $2,104,352, which represents 10.72% of the total net assets of the Fund.
[2] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A3

PORTFOLIO COMPOSITION (Unaudited)

As of March 31, 2026

Country of Incorporation*	Value	Percent of Total Net Assets
Ireland	$711,651	3.5%
Switzerland	385,249	2.0%
United States	19,866,121	101.3%
Total Investments	20,963,021	106.8%
Liabilities in Excess of Other Assets	(1,330,889)	(6.8)%
Total Net Assets	$19,632,132	100.0%

* This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A3

SUMMARY OF INVESTMENTS (Unaudited)

As of March 31, 2026

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.2%
Consumer Discretionary	9.2%
Consumer Staples	5.3%
Energy	4.2%
Financials	12.7%
Health Care	9.4%
Industrials	8.6%
Materials	2.3%
Real Estate	1.4%
Technology	32.3%
Utilities	2.7%
Total Common Stocks	99.3%
Purchased Options Contracts	5.7%
Short-Term Investments	1.8%
Total Investments	106.8%
Liabilities in Excess of Other Assets	(6.8)%
Total Net Assets	100.0%

* This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A3

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options, are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC Topic 820 - Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Total Return Income Fund: Series A3

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2026 (Unaudited)

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2026:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$19,491,686	$-	$-	$19,491,686
Short-Term Investments	353,708	-	-	353,708
Total Investments	19,845,394	-	-	19,845,394
Purchased Options Contracts	-	1,117,627	-	1,117,627
Total Investments and Options	$19,845,394	$1,117,627	$-	$20,963,021

Liabilities
Written Options Contracts	$130,981	$936,131	$-	$1,067,112
Total Written Options Contracts	$130,981	$936,131	$-	$1,067,112

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.